BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 60.0%
Australia - 6.0%
Australia Government Bond, Senior Notes	5.750%	7/15/22	1,465,000	AUD	$1,014,229	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	795,000	AUD	506,549	(a)
Queensland Treasury Corp.	5.500%	6/21/21	2,065,000	AUD	1,348,279	(a)
Western Australian Treasury Corp.	7.000%	7/15/21	1,310,000	AUD	873,392

Total Australia					3,742,449

Brazil - 4.0%
Brazil Notas do Tesouro Nacional Serie F,
Notes	10.000%	1/1/23	6,040,000	BRL	1,293,457
Brazil Notas do Tesouro Nacional Serie F,
Notes	10.000%	1/1/27	5,430,000	BRL	1,186,912

Total Brazil					2,480,369

Canada - 2.6%
Canadian Government Bond	2.750%	12/1/48	1,725,000	CAD	1,640,791

Colombia - 4.2%
Colombian TES, Bonds	6.000%	4/28/28	11,370,000,000	COP	2,614,300

Indonesia - 2.9%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	9,200,000,000	IDR	595,693
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	20,000,000,000	IDR	1,228,122

Total Indonesia					1,823,815

Malaysia - 5.9%
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	3,270,000	MYR	775,599
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	3,245,000	MYR	767,084
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	5,010,000	MYR	1,180,927
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	1,555,000	MYR	374,549
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	2,400,000	MYR	573,020

Total Malaysia					3,671,179

Mexico - 11.7%
Mexican Bonos, Bonds	8.000%	11/7/47	19,900,000	MXN	838,464
Mexican Bonos, Senior Notes	8.500%	5/31/29	39,600,000	MXN	1,803,296
Mexican Bonos, Senior Notes	7.750%	11/23/34	9,300,000	MXN	400,136
Mexican Bonos, Senior Notes	8.500%	11/18/38	41,900,000	MXN	1,868,239
Mexican Bonos, Senior Notes	7.750%	11/13/42	56,800,000	MXN	2,341,819

Total Mexico					7,251,954

Panama - 1.1%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	619,000		676,258	(b)

Poland - 5.8%
Republic of Poland Government Bond	1.500%	4/25/20	4,770,000	PLN	1,153,538

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Poland - (continued)
Republic of Poland Government Bond	5.250%	10/25/20	5,150,000	PLN	$1,276,697
Republic of Poland Government Bond	2.000%	4/25/21	4,765,000	PLN	1,166,844

Total Poland					3,597,079

Russia - 0.6%
Russian Federal Bond - OFZ	7.650%	4/10/30	26,000,000	RUB	354,694

South Africa - 3.6%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	30,010,000	ZAR	999,522
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	29,460,000	ZAR	1,237,088

Total South Africa					2,236,610

Supranational - 2.4%
Asian Development Bank, Senior Notes	1.625%	8/26/20	1,465,000		1,466,251

United Kingdom - 9.2%
United Kingdom Gilt, Bonds	2.000%	7/22/20	4,560,000	GBP	5,696,827	(a)

TOTAL SOVEREIGN BONDS (Cost - $45,095,364)					37,252,576

CORPORATE BONDS & NOTES - 27.5%
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	270,000		178,660
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	1,175,000		822,859	(c)

TOTAL ENERGY					1,001,519

FINANCIALS - 22.0%
Banks - 6.9%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.818%	3/10/23	1,385,000		1,266,085	(d)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.818%	3/17/23	1,515,000		1,444,825	(d)
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.063%	2/12/21	1,590,000		1,575,544	(d)

Total Banks					4,286,454

Capital Markets - 7.8%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.133%	2/22/21	1,810,000		1,747,568	(c)(d)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.433%	2/23/23	3,170,000		3,041,650	(d)

Total Capital Markets					4,789,218

Consumer Finance - 1.5%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.341%	11/5/21	950,000		935,359	(d)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 5.8%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	1.695%	1/13/23	1,050,000	$918,138	(c)(d)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.102%	1/8/21	2,720,000	2,691,548	(c)(d)

Total Insurance				3,609,686

TOTAL FINANCIALS				13,620,717

INDUSTRIALS - 2.9%
Machinery - 2.9%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	0.971%	3/15/21	1,845,000	1,806,044	(d)

MATERIALS - 1.0%
Metals & Mining - 1.0%
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	705,000	606,066	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $18,119,014)				17,034,346

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.3%
U.S. Government Obligations - 2.3%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.154%) (Cost - $1,430,418)	0.239%	1/31/22	1,430,000	1,430,106	(d)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,644,796)				55,717,028

			SHARES
SHORT-TERM INVESTMENTS - 9.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $5,783,673)	0.285%		5,783,673	5,783,673

TOTAL INVESTMENTS - 99.1% (Cost - $70,428,469)				61,500,701

Other Assets in Excess of Liabilities - 0.9%				546,954

TOTAL NET ASSETS - 100.0%				$62,047,655

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Quarterly Report	3

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	700,000,000	USD	928,875	HSBC Securities Inc.	4/3/20	$(110,967)
USD	94,820	CLP	81,000,000	HSBC Securities Inc.	4/3/20	176
USD	123,602	CLP	105,000,000	HSBC Securities Inc.	4/3/20	916
USD	614,833	CLP	514,000,000	HSBC Securities Inc.	4/3/20	14,254
JPY	774,000,000	USD	7,302,403	Citibank N.A.	4/8/20	(102,185)
USD	283,708	JPY	30,000,000	Goldman Sachs Group Inc.	4/8/20	4,629
USD	206,557	JPY	23,000,000	HSBC Securities Inc.	4/8/20	(7,403)
USD	289,362	CZK	6,700,000	Citibank N.A.	4/17/20	19,796
CZK	42,800,000	USD	1,888,782	JPMorgan Chase & Co.	4/17/20	(166,779)
USD	162,737	CZK	3,700,000	JPMorgan Chase & Co.	4/17/20	13,872
USD	322,962	NOK	3,000,000	Goldman Sachs Group Inc.	4/20/20	34,359
NOK	12,600,000	USD	1,417,419	HSBC Securities Inc.	4/20/20	(205,289)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	76,348	NOK	800,000	Morgan Stanley & Co. Inc.	4/20/20	$(612)
USD	97,446	NOK	1,000,000	Morgan Stanley & Co. Inc.	4/20/20	1,246
SEK	20,700,000	USD	2,196,951	HSBC Securities Inc.	4/21/20	(103,386)
USD	930,942	SEK	9,000,000	HSBC Securities Inc.	4/21/20	20,697
USD	1,202,309	SEK	11,700,000	HSBC Securities Inc.	4/21/20	18,989
NZD	5,690,000	USD	3,791,788	Citibank N.A.	4/22/20	(397,203)
USD	78,839	NZD	130,000	HSBC Securities Inc.	4/22/20	1,283
USD	245,418	NZD	390,000	JPMorgan Chase & Co.	4/22/20	12,749
USD	625,254	NZD	980,000	UBS Securities LLC	4/22/20	40,598
GBP	4,440,000	USD	5,800,527	Citibank N.A.	4/23/20	(282,768)
USD	132,948	GBP	110,000	JPMorgan Chase & Co.	4/23/20	(3,753)
USD	415,919	GBP	340,000	JPMorgan Chase & Co.	4/23/20	(6,612)
USD	636,203	GBP	550,000	JPMorgan Chase & Co.	4/23/20	(47,303)
CAD	110,000	USD	82,112	Citibank N.A.	4/24/20	(3,926)
CLP	1,040,000,000	USD	1,355,437	HSBC Securities Inc.	4/24/20	(139,505)
CAD	6,020,000	USD	4,532,730	JPMorgan Chase & Co.	4/24/20	(253,772)
USD	2,252,052	CAD	2,980,000	Morgan Stanley & Co. Inc.	4/24/20	133,897
CAD	470,000	USD	355,385	National Australia Bank Ltd.	4/24/20	(21,314)
USD	4,388,529	CAD	5,790,000	National Australia Bank Ltd.	4/24/20	273,053
KRW	1,320,000,000	USD	1,075,812	Citibank N.A.	4/27/20	9,470
IDR	23,360,000,000	USD	1,698,996	JPMorgan Chase & Co.	4/27/20	(270,477)
USD	122,031	IDR	1,860,000,000	JPMorgan Chase & Co.	4/27/20	8,288
USD	145,399	IDR	2,100,000,000	JPMorgan Chase & Co.	4/27/20	16,979
USD	328,843	IDR	4,540,000,000	JPMorgan Chase & Co.	4/27/20	51,211
RUB	79,000,000	USD	1,226,575	Citibank N.A.	4/29/20	(225,968)
USD	64,386	RUB	4,800,000	Citibank N.A.	4/29/20	3,590
USD	159,959	RUB	11,000,000	Citibank N.A.	4/29/20	20,634
USD	202,963	RUB	13,000,000	Citibank N.A.	4/29/20	38,306
USD	281,578	RUB	19,000,000	Citibank N.A.	4/29/20	40,925
USD	290,288	AUD	440,000	HSBC Securities Inc.	4/30/20	19,596
USD	111,145	AUD	180,000	JPMorgan Chase & Co.	4/30/20	407
USD	125,498	AUD	210,000	JPMorgan Chase & Co.	4/30/20	(3,696)
AUD	4,220,000	USD	2,854,281	Morgan Stanley & Co. Inc.	4/30/20	(258,095)
USD	263,612	AUD	430,000	Morgan Stanley & Co. Inc.	4/30/20	(928)
ZAR	2,100,000	USD	128,162	Citibank N.A.	5/12/20	(11,474)
ZAR	2,460,000	USD	156,679	Citibank N.A.	5/12/20	(19,987)
USD	2,853,195	ZAR	43,570,000	HSBC Securities Inc.	5/12/20	432,199
MXN	14,900,000	USD	631,656	Citibank N.A.	5/13/20	(7,602)
MXN	27,100,000	USD	1,146,071	Citibank N.A.	5/13/20	(11,048)

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Quarterly Report	5

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,704,019	MXN	32,200,000	Citibank N.A.	5/13/20	$355,394
USD	154,543	MXN	3,600,000	Goldman Sachs Group Inc.	5/13/20	3,765
USD	230,090	MXN	5,300,000	Goldman Sachs Group Inc.	5/13/20	8,112
MXN	5,000,000	USD	265,870	Morgan Stanley & Co. Inc.	5/13/20	(56,456)
CLP	990,000,000	USD	1,246,271	HSBC Securities Inc.	5/15/20	(88,153)
USD	183,232	NOK	1,700,000	Citibank N.A.	5/18/20	19,675
NOK	1,700,000	USD	184,426	HSBC Securities Inc.	5/18/20	(20,869)
CLP	930,000,000	USD	1,177,662	HSBC Securities Inc.	5/29/20	(89,360)
AUD	1,850,000	USD	1,228,742	Morgan Stanley & Co. Inc.	5/29/20	(90,586)
NOK	31,300,000	USD	3,394,647	HSBC Securities Inc.	6/5/20	(383,179)
USD	196,546	ZAR	3,100,000	Barclays Bank PLC	6/9/20	24,840
USD	89,826	ZAR	1,600,000	Citibank N.A.	6/9/20	1,204
ZAR	3,300,000	USD	196,845	Citibank N.A.	6/9/20	(14,061)
ZAR	2,500,000	USD	143,123	HSBC Securities Inc.	6/9/20	(4,651)
ZAR	2,500,000	USD	141,119	HSBC Securities Inc.	6/9/20	(2,647)
USD	472,451	JPY	51,200,000	Citibank N.A.	6/11/20	(5,188)
USD	1,255,669	JPY	139,000,000	Citibank N.A.	6/11/20	(41,046)
USD	1,402,623	JPY	153,300,000	Citibank N.A.	6/11/20	(27,494)
KRW	1,710,000,000	USD	1,432,706	HSBC Securities Inc.	6/12/20	(24,290)
USD	127,191	KRW	156,000,000	HSBC Securities Inc.	6/12/20	(1,296)
CLP	70,000,000	USD	83,580	HSBC Securities Inc.	6/15/20	(1,632)
GBP	550,000	USD	721,259	Barclays Bank PLC	6/16/20	(37,186)
KRW	2,470,000,000	USD	2,062,975	Citibank N.A.	6/19/20	(27,893)
CLP	514,000,000	USD	616,832	HSBC Securities Inc.	6/26/20	(14,941)

Total						$(1,947,871)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — International Opportunities Bond Fund 2020 Quarterly Report

BRANDYWINEGLOBAL — INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2020

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CLP	— Chilean Peso
CZK	— Czech Koruna
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — International Opportunities Bond Fund 2020 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$37,252,576	—	$37,252,576
Corporate Bonds & Notes	—	17,034,346	—	17,034,346
U.S. Government & Agency
Obligations	—	1,430,106	—	1,430,106
Total Long-Term Investments	—	55,717,028	—	55,717,028
Short-Term Investments†	$5,783,673	—	—	5,783,673

Total Investments	$5,783,673	$55,717,028	—	$61,500,701

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,645,109	—	$1,645,109

Total	$5,783,673	$57,362,137	—	$63,145,810

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$3,592,980	—	$3,592,980

†	See Schedule of Investments for additional detailed categorizations.

10